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Summary Prospectus | May 1, 2018



Deutsche EAFE (Reg. TM) Equity Index Fund





 CLASS/Ticker    T   BTATX    R6   BTARX    INST   BTAEX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated May 1, 2018, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE (Reg. TM) Index (EAFE (Reg. TM) Index), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.


The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class in the prospectus (p.
34), Sales Charge Waivers and Discounts Available Through Intermediaries in the prospectus (Appendix B, p. 74) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                                T      R6   INST
                                        ---------  ------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price           2.50   None    None
---------------------------------------     ----   ------  -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                        T          R6        INST
                                                ---------  ----------  ----------
Management fee                                      0.25       0.25        0.25
-----------------------------------------------     ----       ----        ----
Distribution/service (12b-1) fees                   0.25      None        None
-----------------------------------------------     ----      -----       -----
Other expenses1                                     0.97       0.97        0.85
-----------------------------------------------     ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                1.47       1.22        1.10
-----------------------------------------------     ----      -----       -----
Fee waiver/expense reimbursement                    0.96       0.96        0.84
-----------------------------------------------     ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE
WAIVER/EXPENSE REIMBURSEMENT                        0.51       0.26        0.26
-----------------------------------------------     ----      -----       -----

(1) "Other expenses" for Class T and Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through April 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and acquired fund fees and expenses) at ratios no higher than 0.51%, 0.26% and 0.26% for Class T, Class R6 and Institutional Class. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           T        R6      INST
-------  --------  --------  --------
1        $ 301     $  27     $  27
--       -----     -----     -----
3          611       292       266
--       -----     -----     -----
5          943       578       525
--       -----     -----     -----
10       1,883     1,392     1,265
--       -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in stocks of companies included in the EAFE (Reg. TM) Index and in derivative instruments, such as futures contracts, options and forward currency contracts that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.


The EAFE (Reg. TM) INDEX (Europe, Australasia and the Far East) is a widely accepted benchmark of international stock performance. It tracks equity securities in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Stocks in the EAFE (Reg. TM) Index are weighted according to their total market value. Morgan Stanley, the index provider, makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally, or in the fund particularly, or the ability of the EAFE (Reg. TM) Index to track general stock market performance. While the market capitalization range of the EAFE (Reg. TM) Index changes throughout the year, as of February 28, 2018, the market capitalization range of the EAFE (Reg. TM) Index was between $1.61 billion and $266.80 billion. The EAFE (Reg. TM) Index is rebalanced semi-annually in May and November.


MANAGEMENT PROCESS. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 95% or better (perfect correlation being 100%). Portfolio management uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index.


Portfolio management's optimization process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.


The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in



                                       2
                                       Deutsche EAFE (Reg. TM) Equity Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2018
the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.


Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


CURRENCY RISK. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund's investments.


INDEXING RISK. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.


DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or



                                       3
                                       Deutsche EAFE (Reg. TM) Equity Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2018
other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Class T is a new class of shares and as of the date of this prospectus had not commenced investment operations. The performance figures for Class T shares are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.


Class R6 is a new class of shares and as of the date of this prospectus had not commenced investment operations. Class R6 shares are invested in the same portfolio of securities as Institutional Class and would have had similar performance. Performance would differ only to the extent that Class R6 and Institutional Class do not have the same fees and expenses.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, if any, and would be lower if they did.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







   2008       2009       2010       2011       2012       2013       2014       2015       2016      2017
  -42.46      29.27      7.67       -12.39     18.35      21.56       -5.84      -0.74     0.57      25.44





                    RETURNS    PERIOD ENDING
 BEST QUARTER      25.55%      June 30, 2009
 WORST QUARTER     -20.16%     September 30, 2011
 YEAR-TO-DATE       -1.10%     March 31, 2018

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2017 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.




                                         CLASS           1          5         10
                                     INCEPTION        YEAR      YEARS      YEARS
                                   -----------  ----------  ---------  ---------
CLASS T before tax                 3/31/2017        21.99       6.65       1.23
---------------------------------  ---------        -----       ----       ----
INST CLASS before tax              1/24/1996        25.44       7.47       1.76
---------------------------------  ---------        -----       ----       ----
  After tax on distribu-
  tions                                             24.59       4.32       0.08
  After tax on distribu-
  tions and sale of fund
  shares                                            15.23       7.43       2.13
---------------------------------  ---------        -----       ----       ----
MSCI EUROPE, AUSTRAL-
ASIA AND FAR EAST
(EAFE (Reg. TM)) INDEX (reflects
no deduction for fees or
expenses)                                           25.03       7.90       1.94
---------------------------------  ---------        -----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Northern Trust Investments, Inc.


PORTFOLIO MANAGER(S)

THOMAS O'BRIEN, CFA. Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Began managing the fund in 2013.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                               AUTOMATIC
                                     UGMAS/   INVESTMENT
                  NON-IRA    IRAS     UTMAS        PLANS
        -----------------  ------  --------  -----------
T           1,000           500     1,000        500
--          -----           ---     -----        ---
R6             None         N/A      N/A         N/A
--          -----           ---     -----        ---
INST    1,000,000           N/A      N/A         N/A
--      ---------           ---     -----        ---

For participants in all group retirement plans for Class T shares there is no minimum initial investment and no minimum additional investment. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class and Class R6 shares. The minimum additional investment in all other instances is $50.


                                       4
                                       Deutsche EAFE (Reg. TM) Equity Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2018

TO PLACE ORDERS


MAIL           New Accounts             DWS
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.


Class T shares are available only to investors who are investing through a third party financial intermediary, such as a bank or broker-dealer. Class R6 shares are generally available only to certain retirement plans, which may have their own policies or instructions for buying and selling fund shares. Institutional Class shares are generally available only to qualified institutions.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND
OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.

                                       5
                                       Deutsche EAFE (Reg. TM) Equity Index Fund
                                        SUMMARY PROSPECTUS May 1, 2018 DEAFE-SUM